Report of Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (Details) - IFRS 9 - GBP (£)
£ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Gross exposure	£ 459,238	£ 491,479
Wholesale | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	152,196	143,157
Collateral value	£ 3,796	£ 3,694
ECL coverage %	0.50%	0.70%
Wholesale | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 55,969	£ 53,578
Collateral value	£ 77	£ 152
ECL coverage %	0.60%	0.60%
Wholesale | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 69,936	£ 69,397
Collateral value	£ 2,744	£ 3,131
ECL coverage %	0.30%	0.70%
Wholesale | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 134,256	£ 128,504
ECL coverage %	0.50%	0.70%
Wholesale | Not collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 50,840	£ 48,680
ECL coverage %	0.70%	0.60%
Wholesale | Not collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 62,345	£ 62,704
ECL coverage %	0.30%	0.70%
Wholesale | Fully collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 12,660	£ 9,718
ECL coverage %	0.20%	0.40%
Wholesale | Fully collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 5,010	£ 4,643
ECL coverage %	0.10%	0.10%
Wholesale | Fully collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 3,684	£ 2,477
ECL coverage %	0.10%	0.40%
Wholesale | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 5,280	£ 4,935
ECL coverage %	0.90%	1.10%
Wholesale | Partially collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 119	£ 255
ECL coverage %	0.80%	1.20%
Wholesale | Partially collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 3,907	£ 4,216
ECL coverage %	0.60%	1.00%
Wholesale | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 5,517	£ 2,604
ECL coverage %	0.20%	0.70%
Wholesale | – less than 50% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,600	£ 779
ECL coverage %	0.10%	0.10%
Wholesale | – less than 50% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,014	£ 1,205
ECL coverage %	0.10%	0.30%
Wholesale | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,454	£ 2,055
ECL coverage %	0.20%	0.40%
Wholesale | – 51% to 75% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 983	£ 1,081
ECL coverage %	0.00%	0.00%
Wholesale | – 51% to 75% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,085	£ 733
ECL coverage %	0.20%	0.40%
Wholesale | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,176	£ 498
ECL coverage %	0.30%	1.20%
Wholesale | – 76% to 90% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 502	£ 35
ECL coverage %	0.00%	5.70%
Wholesale | – 76% to 90% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 255	£ 114
ECL coverage %	0.40%	0.90%
Wholesale | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 3,513	£ 4,561
ECL coverage %	0.20%	0.20%
Wholesale | – 91% to 100% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,925	£ 2,748
ECL coverage %	0.10%	0.00%
Wholesale | – 91% to 100% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 330	£ 425
ECL coverage %	0.00%	0.70%
Wholesale | Stage 1 | Non-credit impaired | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 141,183	£ 128,316
Collateral value	£ 3,230	£ 2,963
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non-credit impaired | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 52,930	£ 46,850
Collateral value	£ 76	£ 150
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non-credit impaired | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 64,797	£ 64,497
Collateral value	£ 2,239	£ 2,418
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non-credit impaired | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 125,338	£ 115,898
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non-credit impaired | Not collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 47,979	£ 42,157
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non-credit impaired | Not collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 58,509	£ 59,349
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non-credit impaired | Fully collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 11,789	£ 8,709
ECL coverage %	0.10%	0.10%
Wholesale | Stage 1 | Non-credit impaired | Fully collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 4,838	£ 4,464
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non-credit impaired | Fully collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 3,430	£ 2,110
ECL coverage %	0.10%	0.10%
Wholesale | Stage 1 | Non-credit impaired | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 4,056	£ 3,709
ECL coverage %	0.00%	0.10%
Wholesale | Stage 1 | Non-credit impaired | Partially collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 113	£ 229
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non-credit impaired | Partially collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,858	£ 3,038
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non-credit impaired | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 5,211	£ 2,221
ECL coverage %	0.10%	0.20%
Wholesale | Stage 1 | Non-credit impaired | – less than 50% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,521	£ 654
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non-credit impaired | – less than 50% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,904	£ 1,047
ECL coverage %	0.10%	0.10%
Wholesale | Stage 1 | Non-credit impaired | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,298	£ 1,830
ECL coverage %	0.00%	0.10%
Wholesale | Stage 1 | Non-credit impaired | – 51% to 75% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 894	£ 1,031
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non-credit impaired | – 51% to 75% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,037	£ 614
ECL coverage %	0.10%	0.20%
Wholesale | Stage 1 | Non-credit impaired | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,139	£ 336
ECL coverage %	0.10%	0.00%
Wholesale | Stage 1 | Non-credit impaired | – 76% to 90% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 502	£ 33
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non-credit impaired | – 76% to 90% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 238	£ 87
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non-credit impaired | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 3,141	£ 4,322
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non-credit impaired | – 91% to 100% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,921	£ 2,746
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non-credit impaired | – 91% to 100% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 251	£ 362
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Non-credit impaired | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 9,177	£ 12,712
Collateral value	£ 419	£ 595
ECL coverage %	1.10%	1.00%
Wholesale | Lifetime expected credit losses | Non-credit impaired | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,485	£ 6,088
Collateral value	£ 0	£ 0
ECL coverage %	1.20%	0.90%
Wholesale | Lifetime expected credit losses | Non-credit impaired | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 4,327	£ 3,762
Collateral value	£ 394	£ 583
ECL coverage %	0.70%	1.00%
Wholesale | Lifetime expected credit losses | Non-credit impaired | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 7,660	£ 10,983
ECL coverage %	1.00%	1.00%
Wholesale | Lifetime expected credit losses | Non-credit impaired | Not collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,314	£ 5,901
ECL coverage %	1.30%	0.90%
Wholesale | Lifetime expected credit losses | Non-credit impaired | Not collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 3,513	£ 2,634
ECL coverage %	0.80%	1.10%
Wholesale | Lifetime expected credit losses | Non-credit impaired | Fully collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 762	£ 908
ECL coverage %	1.20%	1.20%
Wholesale | Lifetime expected credit losses | Non-credit impaired | Fully collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 169	£ 168
ECL coverage %	0.60%	0.00%
Wholesale | Lifetime expected credit losses | Non-credit impaired | Fully collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 171	£ 341
ECL coverage %	0.60%	1.20%
Wholesale | Lifetime expected credit losses | Non-credit impaired | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 755	£ 821
ECL coverage %	1.90%	0.50%
Wholesale | Lifetime expected credit losses | Non-credit impaired | Partially collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2	£ 19
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Non-credit impaired | Partially collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 643	£ 787
ECL coverage %	0.30%	0.40%
Wholesale | Lifetime expected credit losses | Non-credit impaired | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 289	£ 342
ECL coverage %	1.40%	1.50%
Wholesale | Lifetime expected credit losses | Non-credit impaired | – less than 50% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 79	£ 119
ECL coverage %	1.30%	0.00%
Wholesale | Lifetime expected credit losses | Non-credit impaired | – less than 50% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 107	£ 146
ECL coverage %	0.90%	0.70%
Wholesale | Lifetime expected credit losses | Non-credit impaired | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 143	£ 196
ECL coverage %	0.70%	1.00%
Wholesale | Lifetime expected credit losses | Non-credit impaired | – 51% to 75% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 88	£ 47
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Non-credit impaired | – 51% to 75% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 44	£ 115
ECL coverage %	0.00%	0.90%
Wholesale | Lifetime expected credit losses | Non-credit impaired | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 34	£ 149
ECL coverage %	2.90%	0.70%
Wholesale | Lifetime expected credit losses | Non-credit impaired | – 76% to 90% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Non-credit impaired | – 76% to 90% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 15	£ 19
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Non-credit impaired | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 296	£ 221
ECL coverage %	1.00%	1.80%
Wholesale | Lifetime expected credit losses | Non-credit impaired | – 91% to 100% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2	£ 2
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Non-credit impaired | – 91% to 100% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 5	£ 61
ECL coverage %	0.00%	3.30%
Wholesale | Lifetime expected credit losses | Stage 3 | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,832	£ 2,122
Collateral value	£ 147	£ 135
ECL coverage %	31.70%	36.80%
Wholesale | Lifetime expected credit losses | Stage 3 | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 551	£ 640
Collateral value	£ 1	£ 2
ECL coverage %	56.30%	38.60%
Wholesale | Lifetime expected credit losses | Stage 3 | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 811	£ 1,131
Collateral value	£ 111	£ 129
ECL coverage %	18.00%	37.80%
Wholesale | Lifetime expected credit losses | Stage 3 | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,254	£ 1,617
ECL coverage %	42.80%	43.80%
Wholesale | Lifetime expected credit losses | Stage 3 | Not collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 544	£ 622
ECL coverage %	56.40%	38.70%
Wholesale | Lifetime expected credit losses | Stage 3 | Not collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 322	£ 715
ECL coverage %	38.20%	53.80%
Wholesale | Lifetime expected credit losses | Stage 3 | Fully collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 109	£ 101
ECL coverage %	10.10%	23.80%
Wholesale | Lifetime expected credit losses | Stage 3 | Fully collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 11
ECL coverage %	66.70%	27.30%
Wholesale | Lifetime expected credit losses | Stage 3 | Fully collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 83	£ 26
ECL coverage %	2.40%	15.40%
Wholesale | Lifetime expected credit losses | Stage 3 | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 469	£ 404
ECL coverage %	6.80%	12.10%
Wholesale | Lifetime expected credit losses | Stage 3 | Partially collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 4	£ 7
ECL coverage %	25.00%	42.90%
Wholesale | Lifetime expected credit losses | Stage 3 | Partially collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 406	£ 390
ECL coverage %	5.20%	10.00%
Wholesale | Lifetime expected credit losses | Stage 3 | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 17	£ 41
ECL coverage %	23.50%	24.40%
Wholesale | Lifetime expected credit losses | Stage 3 | – less than 50% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 6
ECL coverage %	0.00%	16.70%
Wholesale | Lifetime expected credit losses | Stage 3 | – less than 50% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 12
ECL coverage %	0.00%	16.70%
Wholesale | Lifetime expected credit losses | Stage 3 | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 13	£ 29
ECL coverage %	30.80%	20.70%
Wholesale | Lifetime expected credit losses | Stage 3 | – 51% to 75% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 3
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Stage 3 | – 51% to 75% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 4	£ 4
ECL coverage %	25.00%	25.00%
Wholesale | Lifetime expected credit losses | Stage 3 | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 13
ECL coverage %	33.30%	38.50%
Wholesale | Lifetime expected credit losses | Stage 3 | – 76% to 90% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 2
ECL coverage %	0.00%	100.00%
Wholesale | Lifetime expected credit losses | Stage 3 | – 76% to 90% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2	£ 8
ECL coverage %	50.00%	12.50%
Wholesale | Lifetime expected credit losses | Stage 3 | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 76	£ 18
ECL coverage %	2.60%	22.20%
Wholesale | Lifetime expected credit losses | Stage 3 | – 91% to 100% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2	£ 0
ECL coverage %	100.00%	0.00%
Wholesale | Lifetime expected credit losses | Stage 3 | – 91% to 100% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 74	£ 2
ECL coverage %	0.00%	50.00%
Wholesale | Lifetime expected credit losses | POCI | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 4	£ 7
Collateral value	£ 0	£ 1
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 0
Collateral value	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 7
Collateral value	£ 0	£ 1
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 4	£ 6
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Not collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Not collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 6
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Fully collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Fully collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Fully collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 1
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Partially collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Partially collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 1
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – less than 50% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – less than 50% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 51% to 75% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 51% to 75% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 76% to 90% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 76% to 90% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 91% to 100% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 91% to 100% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%